Allowance for expected credit losses - Schedule of ECL Sensitivity to Economic Assumptions (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Probability-weighted
Schedule Of Multiple Economic Scenarios [Line Items]
Increase (decrease) in allowance account for credit losses of financial assets	£ 678	£ 692
ECL allowance	4,084	4,903
Upside
Schedule Of Multiple Economic Scenarios [Line Items]
ECL allowance	2,670	3,522
Base case
Schedule Of Multiple Economic Scenarios [Line Items]
ECL allowance	3,406	4,211
Downside
Schedule Of Multiple Economic Scenarios [Line Items]
ECL allowance	4,469	5,392
Severe downside
Schedule Of Multiple Economic Scenarios [Line Items]
ECL allowance	9,202	9,652
UK mortgages | Probability-weighted
Schedule Of Multiple Economic Scenarios [Line Items]
ECL allowance	1,115	1,209
UK mortgages | Upside
Schedule Of Multiple Economic Scenarios [Line Items]
ECL allowance	395	514
UK mortgages | Base case
Schedule Of Multiple Economic Scenarios [Line Items]
ECL allowance	670	790
UK mortgages | Downside
Schedule Of Multiple Economic Scenarios [Line Items]
ECL allowance	1,155	1,434
UK mortgages | Severe downside
Schedule Of Multiple Economic Scenarios [Line Items]
ECL allowance	4,485	3,874
Credit cards | Probability-weighted
Schedule Of Multiple Economic Scenarios [Line Items]
ECL allowance	810	763
Credit cards | Upside
Schedule Of Multiple Economic Scenarios [Line Items]
ECL allowance	600	596
Credit cards | Base case
Schedule Of Multiple Economic Scenarios [Line Items]
ECL allowance	771	727
Credit cards | Downside
Schedule Of Multiple Economic Scenarios [Line Items]
ECL allowance	918	828
Credit cards | Severe downside
Schedule Of Multiple Economic Scenarios [Line Items]
ECL allowance	1,235	1,180
Other Retail | Probability-weighted
Schedule Of Multiple Economic Scenarios [Line Items]
ECL allowance	945	1,016
Other Retail | Upside
Schedule Of Multiple Economic Scenarios [Line Items]
ECL allowance	850	907
Other Retail | Base case
Schedule Of Multiple Economic Scenarios [Line Items]
ECL allowance	920	992
Other Retail | Downside
Schedule Of Multiple Economic Scenarios [Line Items]
ECL allowance	981	1,056
Other Retail | Severe downside
Schedule Of Multiple Economic Scenarios [Line Items]
ECL allowance	1,200	1,290
Commercial Banking | Probability-weighted
Schedule Of Multiple Economic Scenarios [Line Items]
ECL allowance	1,182	1,869
Commercial Banking | Upside
Schedule Of Multiple Economic Scenarios [Line Items]
ECL allowance	793	1,459
Commercial Banking | Base case
Schedule Of Multiple Economic Scenarios [Line Items]
ECL allowance	1,013	1,656
Commercial Banking | Downside
Schedule Of Multiple Economic Scenarios [Line Items]
ECL allowance	1,383	2,027
Commercial Banking | Severe downside
Schedule Of Multiple Economic Scenarios [Line Items]
ECL allowance	2,250	3,261
Other | Probability-weighted
Schedule Of Multiple Economic Scenarios [Line Items]
ECL allowance	32	46
Other | Upside
Schedule Of Multiple Economic Scenarios [Line Items]
ECL allowance	32	46
Other | Base case
Schedule Of Multiple Economic Scenarios [Line Items]
ECL allowance	32	46
Other | Downside
Schedule Of Multiple Economic Scenarios [Line Items]
ECL allowance	32	47
Other | Severe downside
Schedule Of Multiple Economic Scenarios [Line Items]
ECL allowance	£ 32	£ 47